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TradersAI Large Cap Equity & Cash ETF
TradersAI Large Cap Equity & Cash ETF – Fund Summary
Investment Objective
TradersAI Large Cap Equity & Cash ETF (the “Fund”) seeks maximum total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TradersAI Large Cap Equity & Cash ETF TradersAI Large Cap Equity & Cash ETF	[1]
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	1.25%
[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	Estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
TradersAI Large Cap Equity & Cash ETF | TradersAI Large Cap Equity & Cash ETF | USD ($)	127	397

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (ETF) that seeks to achieve its investment objective by investing in securities and financial instruments linked to the S&P 500 Index (the “Index”). The Index measures the stock performance of 500 large US companies. The Fund takes both long and short positions by investing in e-mini futures contracts. In addition, the Fund may invest in broad-based, passively managed ETFs that track the Index (“Underlying ETFs”) and options on both futures based on the Index and options on Underlying ETFs.

The Fund’s portfolio managers use proprietary algorithms to measure intraday stock market movements. The Fund seeks gains from market volatility and intraday directional trends (short-term price movements).

Proprietary Algorithms

The Fund’s sub-adviser, Traders A.I., Inc. (the “Sub-Adviser”) employs proprietary trading algorithms to assist it in managing the Fund. The algorithms use publicly available data (i.e., open, high, low, and close prices of broad-based stock indexes at various frequencies of data ranging from minutely data to daily data), including data from financial news outlets. The algorithms are designed to seek to actively exploit intraday market price movements. They respond to market price changes and aim to forecast future price movements over short periods, generating actionable “buy” or “sell” signals based on these predictions. Their short-term (intraday) focus results in a higher number of trades compared to more conservative approaches. Although the Fund’s algorithms play a crucial role in its management, the Fund does not rely on an automated or systematic trading system. Instead, as described below, the Fund’s portfolio managers have full discretion over trading decisions.

Investment Decision Process

Intra-Day Trading Approach

The Sub-Adviser employs an active intraday trading approach, which includes specific practices for closing positions at the end of trading sessions (described below). The Sub-Adviser’s portfolio managers make all trading decisions for the Fund, using their knowledge, experience, expertise, and judgment to determine the appropriateness of trades based on current market conditions. While the proprietary algorithms generate trading signals, each signal is reviewed by a human trader on the Sub-Adviser’s team. This combination of technology and human judgment is designed to provide a balanced approach to selecting trades.

The Sub-Adviser’s intraday trading approach involves executing trades within a short time frame ranging from minutes to a few hours. This strategy focuses on intraday momentum, targeting short-term price movements. By targeting these movements, the Fund aims to profit from market volatility and directional trends, even within a single trading session. Consequently, the Fund’s investment strategy leads to a high portfolio turnover rate.

Portfolio Attributes

A key aspect of the Fund’s strategy is trading e-mini futures on the Index. The Sub-Adviser uses e-mini futures contracts to achieve precise investment positioning.

The Sub-Adviser will take long positions when it expects the investments to increase in value, and short positions when it expects the investments to decrease in value. The Fund will primarily use e-mini futures contracts for both strategies, purchasing them for long positions and selling them for short positions. Additionally, the Fund may use options on futures or acquire (or short) shares of Underlying ETFs to take long or short positions.

●	E-mini futures contracts: These are agreements to buy or sell an asset at a future date at an agreed-upon price but are smaller than standard futures contracts. For instance, an e-mini S&P 500 futures contract is one-fifth the size of a standard S&P 500 futures contract. See “Additional Information About the Fund” below, for more information about the economics of trading e-mini futures.

●	Options: A call option gives the buyer the right, but not the obligation, to buy the futures contract at a specified price before expiration, while a put option gives the buyer the right, but not the obligation, to sell the futures contract at a specified price before expiration.

Although the Fund’s investments and strategies, such as futures and shorting, are often associated with leveraging a portfolio, the Fund employs these techniques in a way that does not result in significant leverage. This is achieved by maintaining sufficient collateral and using risk management practices to ensure the overall exposure remains controlled.

As noted above, in addition to futures contracts, the Fund may trade options on futures based on the Index and options on Underlying ETFs. Options on futures based on the Index allow the Fund to hedge or gain a desired exposure, such as by buying call options to seek to protect against losses in short futures positions if the Index rises. Options on Underlying ETFs provide another way to gain exposure to the Index, facilitating more precise investment strategies. These options may help the Fund manage risk and/or gain desired exposure; for example, buying put options can hedge against declines in Underlying ETF holdings, while buying call options can lead to gains if the Underlying ETFs appreciate, thus effectively establishing a long exposure.

End-of Day Close-Out Decisions

The Fund’s strategy typically involves closing all of its positions by the end of the regular U.S. market session.

●	“Closing positions” means selling or neutralizing a trading position before the market closes. When this part of the strategy is deployed, the Fund’s portfolio may consist solely of cash and money market instruments during periods when regular U.S. equity sessions are not open (e.g., between 4:00 pm ET and 9:30 am ET, weekends, and stock exchange holidays).

However, from time to time, the Sub-Adviser may choose to keep open some or all of the Fund’s positions. The Fund’s portfolio managers decide whether to close out positions on a particular day based on their assessment of the potential profitability of holding or not holding a particular position into the next trading session. Their decision does not focus on the type of security or contract held.

For example, if the Fund holds 10 long e-mini futures contracts at 3:00 pm ET and the portfolio managers’ trading plan specifies a price level below which the long position should be liquidated, the Fund will sell the long position if the market price drops below that level prior to market close. Therefore, the Sub-Adviser’s assessment of market price action, not the type of position, determines whether the Fund closes out a position on a given day.

Depending on the portfolio managers’ trading plans, a long position may be closed on one day but carried over to the next session on another day. Similarly, a short position might be closed out on some days while being carried over to the following day on others.

If the Fund keeps a position open, it will seek to hedge them using options on futures. To do so, the Fund will use call options (rights to buy at a set price) and/or put options (rights to sell at a set price) on the futures contracts to hedge its open positions. When the Fund holds these options positions, if the market price of the futures contract rises, the value of the call option increases; if the price falls, the value of the put option increases. This strategy is designed to offset losses from the open positions and help mitigate risk.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in large cap equities or investments with similar characteristics, or cash and cash equivalents.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.tradersaietfs.com.

TradersAI Large Cap Equity & Cash ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund.
TradersAI Large Cap Equity & Cash ETF | Intraday Trading Strategy Risks [Member]

Intraday Trading Strategy Risks: The Fund’s intra-day trading strategy subjects the Fund to various risks. Due to the rapid execution of trades, there is a risk that orders may not be filled at the desired price, especially in fast-moving or illiquid markets, leading to slippage where the actual execution price deviates from the intended price, adversely affecting the Fund’s performance. The Fund’s trading signals, generated by proprietary algorithms and reviewed by human traders, may not perform as expected due to flaws in the algorithms, incorrect data inputs, or unforeseen market conditions, and human judgment in reviewing signals may introduce errors or biases. Additionally, the Fund’s ability to execute trades at favorable prices may be affected by the liquidity of the underlying securities or derivatives; during periods of low liquidity, it may be difficult to enter or exit positions without significantly impacting the price, which could lead to larger losses or reduced gains. Furthermore, the strategy involves closing positions at the end of the trading day based on market price action and predefined levels, and unexpected market movements near the close of trading could force the Fund to exit positions at unfavorable prices, potentially leading to losses.

TradersAI Large Cap Equity & Cash ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

TradersAI Large Cap Equity & Cash ETF | Futures Contracts [Member]

Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

TradersAI Large Cap Equity & Cash ETF | Options [Member]

Options. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

TradersAI Large Cap Equity & Cash ETF | Counterparty Risk [Member]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

TradersAI Large Cap Equity & Cash ETF | Equity Market Risk [Member]

Equity Market Risk. By virtue of the Fund’s investments in e-futures mine contracts and Underlying ETFs, the Fund is indirectly subject to equity market risk. These include risks associated with various types of equity securities, such as common stocks, preferred stocks and other equity instruments. Common stocks are generally exposed to greater risk than other types of securities, such as debt obligations, because common stockholders typically have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur due to factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors.

TradersAI Large Cap Equity & Cash ETF | Short Selling Risk [Member]

Short Selling Risk. Short sales may involve substantial risk . Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

TradersAI Large Cap Equity & Cash ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

TradersAI Large Cap Equity & Cash ETF | Large-Capitalization Investing Risk [Member]

Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

TradersAI Large Cap Equity & Cash ETF | Cash and Cash Equivalents Risk [Member]

Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

TradersAI Large Cap Equity & Cash ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized investment management company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

TradersAI Large Cap Equity & Cash ETF | ETF Risks [Member]
ETF Risks.
TradersAI Large Cap Equity & Cash ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
◦	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Any such decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV with possible greater than normal intraday bid-ask spreads.

TradersAI Large Cap Equity & Cash ETF | Cash Redemption Risk [Member]

◦	Cash Redemption Risk. The Fund’s investment strategy will require it to redeem its shares for cash. Therefore, the Fund will not typically redeem in-kind securities held by it. In such a case, the Fund will be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. This risk applies to the Fund, but it does not apply to all ETFs.

TradersAI Large Cap Equity & Cash ETF | Costs of Buying or Selling Shares [Member]
◦	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TradersAI Large Cap Equity & Cash ETF | Shares May Trade at Prices Other Than NAV [Member]
◦	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility and when there may be widening bid-ask spreads. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant which would result in a further widening of the bid-ask spreads.

TradersAI Large Cap Equity & Cash ETF | Trading [Member]
◦	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any measurable volume on any stock exchange. That is, an active trading market for shares of the Fund may not develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which could be less liquid than Shares.

TradersAI Large Cap Equity & Cash ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund will actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

TradersAI Large Cap Equity & Cash ETF | Management Risk [Member]
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
TradersAI Large Cap Equity & Cash ETF | Models and Data Risk [Member]

Models and Data Risk. The Sub-Adviser’s evaluation of potential Fund portfolio holdings is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Additionally, technology risk arises from the use of computer models and algorithms; any technical failures, coding errors, or cybersecurity breaches could disrupt the Fund’s trading activities, potentially leading to significant financial losses and compromised data integrity.

TradersAI Large Cap Equity & Cash ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

TradersAI Large Cap Equity & Cash ETF | New Sub-Adviser Risk [Member]
New Sub-Adviser Risk. The Sub-Adviser is a newly formed entity and has no experience with managing an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness.
TradersAI Large Cap Equity & Cash ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

TradersAI Large Cap Equity & Cash ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.